Document and Entity Information	12 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	GMO TRUST
Central Index Key	0000772129
Amendment Flag	false
Document Creation Date	Jul. 12, 2012
Document Effective Date	Jul. 12, 2012
Prospectus Date	Jun. 30, 2012